UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02871

lord abbett developing growth fund, inc.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 1/31/2016

Item 1:	Report(s) to Shareholders.

2016 LORD ABBETT

SEMIANNUAL REPORT

Lord Abbett

Developing Growth Fund

For the six-month period ended January 31, 2016

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

5	Schedule of Investments

10	Statement of Assets and Liabilities

12	Statement of Operations

13	Statements of Changes in Net Assets

14	Financial Highlights

18	Notes to Financial Statements

27	Supplemental Information to Shareholders

Lord Abbett Developing Growth Fund

Semiannual Report

For the six-month period ended January 31, 2016

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Developing Growth Fund for the six-month period ended January 31, 2016. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 through January 31, 2016).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period 8/1/15 – 1/31/16” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			8/1/15 -
	8/1/15	1/31/16	1/31/16
Class A
Actual	$1,000.00	$720.50	$4.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.01	$5.18
Class B
Actual	$1,000.00	$717.70	$7.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.24	$8.97
Class C
Actual	$1,000.00	$717.50	$7.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.24	$8.97
Class F
Actual	$1,000.00	$720.80	$3.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.76	$4.42
Class I
Actual	$1,000.00	$721.10	$3.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.27	$3.91
Class P
Actual	$1,000.00	$720.20	$4.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.01	$5.18
Class R2
Actual	$1,000.00	$718.70	$5.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.25	$6.95
Class R3
Actual	$1,000.00	$719.30	$5.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.75	$6.44
Class R4
Actual	$1,000.00	$720.50	$4.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.06	$5.13
Class R5
Actual	$1,000.00	$721.30	$3.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.32	$3.86
Class R6
Actual	$1,000.00	$721.80	$2.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.12	$3.05

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.02% for Class A, 1.77% for Classes B and C, 0.87% for Class F, 0.77% for Class I, 1.02% for Class P, 1.37% for Class R2, 1.27% for Class R3, 1.01% for Class R4, 0.76% for Class R5 and 0.60% for Class R6) multiplied by the average account value over the period, multiplied by 184/366.

Portfolio Holdings Presented by Sector

January 31, 2016

Sector*	%**
Consumer Discretionary	17.46%
Consumer Staples	5.88%
Energy	0.26%
Financials	8.56%
Health Care	20.85%
Industrials	7.71%
Information Technology	33.75%
Utilities	1.26%
Repurchase Agreement	4.27%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

January 31, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.24%

Aerospace & Defense 1.08%
HEICO Corp.	131,940	$7,349
Orbital ATK, Inc.	222,024	20,033
Total		27,382

Banks 1.52%
Bank of the Ozarks, Inc.	290,272	12,871
PrivateBancorp, Inc.	336,728	12,671
Western Alliance Bancorp*	397,433	12,948
Total		38,490

Biotechnology 2.97%
Agios Pharmaceuticals, Inc.*	100,066	4,225
Anacor Pharmaceuticals, Inc.*	94,706	7,115
Blueprint Medicines Corp.*	83,492	1,313
Celldex Therapeutics, Inc.*	67,999	564
Dynavax Technologies Corp.*	108,735	2,620
Juno Therapeutics, Inc.*	77,460	2,136
Kite Pharma, Inc.*	11,119	528
Neurocrine Biosciences, Inc.*	420,935	17,911
Ophthotech Corp.*	139,568	7,563
Portola Pharmaceuticals, Inc.*	154,109	5,090
Prothena Corp. plc (Ireland)*(a)	109,861	4,279
Sage Therapeutics, Inc.*	320,359	10,758
Sarepta Therapeutics, Inc.*	208,113	2,472
Spark Therapeutics, Inc.*	204,592	5,763
TESARO, Inc.*	23,659	817
Ultragenyx Pharmaceutical, Inc.*	37,948	2,131
Total		75,285

Building Products 0.54%
Builders FirstSource, Inc.*	1,724,197	13,845
Investments	Shares	Fair Value (000)
Capital Markets 0.64%
Evercore Partners, Inc. Class A	55,582	$2,511
Financial Engines, Inc.	317,782	8,570
WisdomTree Investments, Inc.	430,555	5,167
Total		16,248

Commercial Services & Supplies 0.85%
Healthcare Services Group, Inc.	609,819	21,569

Communications Equipment 0.79%
Arista Networks, Inc.*	199,161	11,956
Infinera Corp.*	437,959	6,709
Ruckus Wireless, Inc.*	152,331	1,281
Total		19,946

Distributors 1.46%
Pool Corp.	437,253	36,948

Diversified Consumer Services 1.98%
2U, Inc.*	860,265	17,369
Bright Horizons Family Solutions, Inc.*	468,340	32,863
Total		50,232

Diversified Financial Services 3.41%
CBOE Holdings, Inc.	499,822	33,298
MarketAxess Holdings, Inc.	414,482	48,175
Morningstar, Inc.	62,385	5,017
Total		86,490

Electric: Utilities 0.74%
ITC Holdings Corp.	473,459	18,891

Electronic Equipment, Instruments & Components 2.86%
FLIR Systems, Inc.	851,557	24,900
IPG Photonics Corp.*	173,932	14,059
Universal Display Corp.*	684,544	33,611
Total		72,570

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

January 31, 2016

Investments	Shares	Fair Value (000)
Food & Staples Retailing 1.92%
Casey’s General Stores, Inc.	248,635	$30,020
Performance Food Group Co.*	795,055	18,604
Total		48,624

Food Products 4.06%
B&G Foods, Inc.	425,302	15,490
Blue Buffalo Pet Products, Inc.*	1,137,147	19,354
Calavo Growers, Inc.	548,815	28,401
Pilgrim’s Pride Corp.*	708,709	15,719
Snyder’s-Lance, Inc.	759,719	23,984
Total		102,948

Gas Utilities 0.48%
ONE Gas, Inc.	214,704	12,144

Health Care Equipment & Supplies 9.47%
ABIOMED, Inc.*	375,439	32,036
Align Technology, Inc.*	468,502	30,987
Endologix, Inc.*	469,191	3,345
Glaukos Corp.*	735,085	11,997
IDEXX Laboratories, Inc.*	309,196	21,687
Integra LifeSciences Holdings Corp.*	299,845	18,425
Nevro Corp.*	477,517	29,506
NuVasive, Inc.*	383,858	17,704
Penumbra, Inc.*	382,651	16,377
Sirona Dental Systems, Inc.*	122,353	13,005
STERIS plc (United Kingdom)(a)	442,016	30,605
ZELTIQ Aesthetics, Inc.*	634,390	14,731
Total		240,405

Health Care Providers & Services 0.79%
Diplomat Pharmacy, Inc.*	9,373	255
HealthEquity, Inc.*	302,845	6,526
VCA, Inc.*	256,762	13,164
Total		19,945
Investments	Shares	Fair Value (000)
Health Care Technology 4.10%
athenahealth, Inc.*	178,574	$25,322
Evolent Health, Inc. Class A*	381,586	3,766
Medidata Solutions, Inc.*	462,280	19,753
Press Ganey Holdings, Inc.*	1,017,447	30,066
Veeva Systems, Inc. Class A*	1,038,791	25,035
Total		103,942

Hotels, Restaurants & Leisure 5.78%
Buffalo Wild Wings, Inc.*	65,994	10,051
Cheesecake Factory, Inc. (The)	298,414	14,413
Fiesta Restaurant Group, Inc.*	362,932	13,211
Habit Restaurants, Inc. (The) Class A*	285,155	5,854
Panera Bread Co. Class A*	212,459	41,217
Sonic Corp.	706,251	20,750
Vail Resorts, Inc.	202,037	25,255
Zoe’s Kitchen, Inc.*	578,706	16,076
Total		146,827

Household Durables 0.39%
iRobot Corp.*	294,688	9,999

Information Technology Services 4.21%
Blackhawk Network Holdings, Inc.*	504,819	19,027
CSRA, Inc.	650,663	17,425
EPAM Systems, Inc.*	443,700	33,233
Euronet Worldwide, Inc.*	465,403	37,125
Total		106,810

Internet & Catalog Retail 2.48%
Liberty TripAdvisor Holdings, Inc. Class A*	1,015,639	22,679
Wayfair, Inc. Class A*	893,726	40,397
Total		63,076

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

January 31, 2016

Investments	Shares	Fair Value (000)
Internet Software & Services 8.90%
Benefitfocus, Inc.*	653,949	$19,069
Cimpress NV (Netherlands)*(a)	300,773	23,617
comScore, Inc.*	355,419	13,694
Criteo SA ADR*	645,812	19,103
Cvent, Inc.*	388,558	10,262
GoDaddy, Inc. Class A*	1,000,490	30,505
Gogo, Inc.*	2,023,006	29,435
Match Group, Inc.*(b)	2,101,258	26,371
New Relic, Inc.*	215,419	6,079
Shopify, Inc. Class A (Canada)*(a)	109,307	2,538
Stamps.com, Inc.*	136,186	12,777
WebMD Health Corp.*	636,137	32,513
Total		225,963

Leisure Products 1.11%
Brunswick Corp.	129,990	5,180
Vista Outdoor, Inc.*	475,990	22,948
Total		28,128

Life Sciences Tools & Services 2.17%
Charles River Laboratories International, Inc.*	252,849	18,769
Pacific Biosciences of California, Inc.*	1,728,368	18,476
PerkinElmer, Inc.	368,183	17,791
Total		55,036

Machinery 0.80%
Proto Labs, Inc.*	129,070	7,098
RBC Bearings, Inc.*	223,938	13,286
Total		20,384

Media 2.79%
IMAX Corp. (Canada)*(a)	875,212	27,184
Rentrak Corp.*	177,307	7,885
Sinclair Broadcast Group, Inc. Class A	1,082,441	35,720
Total		70,789
Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels 0.27%
GasLog Ltd. (Monaco)(a)	908,645	$6,788

Pharmaceuticals 1.69%
Pacira Pharmaceuticals, Inc.* 128,311		7,624
Prestige Brands Holdings, Inc.*	740,418	34,563
Revance Therapeutics, Inc.*	37,589	779
Total		42,966

Professional Services 2.25%
On Assignment, Inc.*	485,316	18,758
Robert Half International, Inc.	298,051	13,046
TransUnion*	1,027,262	25,414
Total		57,218

Real Estate Investment Trusts 2.64%
CoreSite Realty Corp.	211,926	13,593
CubeSmart	848,471	26,548
Sovran Self Storage, Inc.	237,475	26,759
Total		66,900

Real Estate Management & Development 0.49%
Realogy Holdings Corp.*	381,136	12,501

Road & Rail 1.09%
Knight Transportation, Inc.	546,170	13,365
Swift Transportation Co.*	870,567	14,199
Total		27,564

Semiconductors & Semiconductor Equipment 5.15%
Cavium, Inc.*	222,302	12,842
Cirrus Logic, Inc.*	643,769	22,352
Cree, Inc.*	448,863	12,582
Microsemi Corp.*	643,092	20,386
Monolithic Power Systems, Inc.	338,108	21,155
SunPower Corp.*	1,127,004	28,671
Synaptics, Inc.*	172,309	12,632
Total		130,620

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

January 31, 2016

Investments	Shares	Fair Value (000)
Software 11.66%
Atlassian Corp. plc Class A (United Kingdom)*(a)	330,009	$6,854
BroadSoft, Inc.*	854,392	29,229
Callidus Software, Inc.*	1,198,370	18,491
Fair Isaac Corp.	213,109	20,367
Fleetmatics Group plc (Ireland)*(a)	287,193	12,467
Guidewire Software, Inc.*	499,478	27,491
HubSpot, Inc.*	204,651	8,307
Materialise NV ADR*	762,961	4,685
Paycom Software, Inc.*	594,632	17,928
Paylocity Holding Corp.*	579,912	18,047
Proofpoint, Inc.*	128,613	6,477
Rubicon Project, Inc. (The)*	1,113,633	15,023
Tableau Software, Inc. Class A*	154,267	12,378
Tyler Technologies, Inc.*	207,807	32,638
Ultimate Software Group, Inc. (The)*	240,219	42,190
Zendesk, Inc.*	1,064,123	23,421
Total		295,993

Specialty Retail 1.00%
Burlington Stores, Inc.*	354,363	19,040
Restoration Hardware
Holdings, Inc.*	101,527	6,256
Total		25,296

Technology Hardware, Storage & Peripherals 0.71%
Cray, Inc.*	459,263	18,090

Textiles, Apparel & Luxury Goods 0.74%
Carter’s, Inc.	192,444	18,709
Investments	Shares	Fair Value (000)
Trading Companies & Distributors 1.21%
Beacon Roofing Supply, Inc.*	760,493	$30,800

Water Utilities 0.05%
Aqua America, Inc.	41,663	1,314
Total Common Stocks (cost $2,456,866,731)		2,467,675
	Principal Amount (000)
SHORT-TERM INVESTMENT 4.34%

Repurchase Agreement
Repurchase Agreement dated 1/29/2016, 0.03% due 2/1/2016 with Fixed Income Clearing Corp. collateralized by $108,400,000 of U.S. Treasury Note at 3.125% due 4/30/2017; value: $112,329,500; proceeds: $110,125,622 (cost $110,125,347)	$110,125	110,125
Total Investments in Securities 101.58% (cost $2,566,992,078)		2,577,800
Liabilities in Excess of Other Assets (1.58)%		(40,047)
Net Assets 100.00%		$2,537,753
ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Affiliated issuers (holding represents 5% or more of the underlying issuer’s outstanding voting shares). (See Note 10).

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

January 31, 2016

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$2,467,675	$–	$–	$2,467,675
Repurchase Agreement	–	110,125	–	110,125
Total	$2,467,675	$110,125	$–	$2,577,800

(1)	Refer to Note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended January 31, 2016.

See Notes to Financial Statements.	9

Statement of Assets and Liabilities (unaudited)

January 31, 2016

ASSETS:

Investments in unaffiliated issuers, at fair value (cost $2,536,726,367)	$2,551,429,422
Investments in affiliated issuers, at fair value (cost $30,265,711)	26,370,788
Receivables:
Investment securities sold	104,444,506
Capital shares sold	19,497,918
Interest and dividends	54,975
Prepaid expenses and other assets	108,866
Total assets	2,701,906,475
LIABILITIES:

Payables:
Investment securities purchased	152,496,964
Capital shares reacquired	7,421,883
Management fee	1,136,126
12b-1 distribution plan	1,019,428
Directors’ fees	609,288
Fund administration	89,196
To affiliates (See Note 3)	67,394
Distributions payable	1,007
Accrued expenses	1,312,603
Total liabilities	164,153,889
NET ASSETS	$2,537,752,586
COMPOSITION OF NET ASSETS:

Paid-in capital	$2,906,793,407
Accumulated net investment loss	(10,922,043)
Accumulated net realized loss on investments	(368,926,910)
Net unrealized appreciation on investments	10,808,132
Net Assets	$2,537,752,586

10	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited) (concluded)

January 31, 2016

Net assets by class:
Class A Shares	$827,377,715
Class B Shares	$3,748,604
Class C Shares	$66,099,520
Class F Shares	$142,713,445
Class I Shares	$1,115,922,758
Class P Shares	$24,136,005
Class R2 Shares	$9,839,287
Class R3 Shares	$196,936,051
Class R4 Shares	$170,359
Class R5 Shares	$82,121
Class R6 Shares	$150,726,721
Outstanding shares by class:
Class A Shares (875 million shares of common stock authorized, $.001 par value)	51,497,589
Class B Shares (40 million shares of common stock authorized, $.001 par value)	310,625
Class C Shares (35 million shares of common stock authorized, $.001 par value)	5,414,608
Class F Shares (40 million shares of common stock authorized, $.001 par value)	8,604,879
Class I Shares (200 million shares of common stock authorized, $.001 par value)	61,012,922
Class P Shares (30 million shares of common stock authorized, $.001 par value)	1,549,145
Class R2 Shares (30 million shares of common stock authorized, $.001 par value)	635,079
Class R3 Shares (40 million shares of common stock authorized, $.001 par value)	12,534,886
Class R4 Shares (30 million shares of common stock authorized, $.001 par value)	10,604
Class R5 Shares (30 million shares of common stock authorized, $.001 par value)	4,490
Class R6 Shares (30 million shares of common stock authorized, $.001 par value)	8,232,967
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$16.07
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$17.05
Class B Shares-Net asset value	$12.07
Class C Shares-Net asset value	$12.21
Class F Shares-Net asset value	$16.59
Class I Shares-Net asset value	$18.29
Class P Shares-Net asset value	$15.58
Class R2 Shares-Net asset value	$15.49
Class R3 Shares-Net asset value	$15.71
Class R4 Shares-Net asset value	$16.07
Class R5 Shares-Net asset value	$18.29
Class R6 Shares-Net asset value	$18.31

See Notes to Financial Statements.	11

Statement of Operations (unaudited)

For the Six Months Ended January 31, 2016

Investment income:

Dividends	$4,070,466
Interest and other	2,650
Total investment income	4,073,116
Expenses:

Management fee	7,883,022
12b-1 distribution plan-Class A	1,282,288
12b-1 distribution plan-Class B	29,317
12b-1 distribution plan-Class C	449,345
12b-1 distribution plan-Class F	104,961
12b-1 distribution plan-Class P	37,432
12b-1 distribution plan-Class R2	35,941
12b-1 distribution plan-Class R3	629,260
12b-1 distribution plan-Class R4	90
Shareholder servicing	2,450,718
Fund administration	620,587
Subsidy (See Note 3)	251,108
Reports to shareholders	86,191
Registration	84,089
Directors’ fees	51,737
Custody	44,481
Professional	35,725
Other	348,815
Gross expenses	14,425,107
Expense reductions (See Note 8)	(1,851)
Net expenses	14,423,256
Net investment loss	(10,350,140)
Net realized and unrealized gain (loss):

Net realized loss on investments in unaffiliated issuers	(329,637,169)
Net realized loss on investments in affiliated issuers	(38,573)
Net change in unrealized appreciation/depreciation on investments	(667,125,652)
Net realized and unrealized loss	(996,801,394)
Net Decrease in Net Assets Resulting From Operations	$(1,007,151,534)

12	See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Six Months
	Ended January 31, 2016	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	July 31, 2015
Operations:

Net investment loss	$(10,350,140)	$(19,884,610)
Net realized gain (loss) on investments in affiliated and unaffiliated issuers	(329,675,742)	283,824,587
Net change in unrealized appreciation/depreciation on investments	(667,125,652)	371,333,203
Net increase (decrease) in net assets resulting from operations	(1,007,151,534)	635,273,180
Distributions to shareholders from:

Net realized gain
Class A	(89,976,636)	(198,062,639)
Class B	(593,498)	(1,929,339)
Class C	(9,955,313)	(22,854,566)
Class F	(17,883,908)	(30,495,380)
Class I	(110,967,169)	(223,041,281)
Class P	(2,680,817)	(15,504,602)
Class R2	(1,148,328)	(2,522,428)
Class R3	(22,229,420)	(49,621,757)
Class R4	(4,167)	–
Class R5	(675)	–
Class R6	(3,551,031)	–
Total distributions to shareholders	(258,990,962)	(544,031,992)
Capital share transactions (Net of share conversions) (See Note 13):

Net proceeds from sales of shares	484,616,606	684,982,182
Reinvestment of distributions	243,957,142	510,661,493
Cost of shares reacquired	(576,649,881)	(983,459,838)
Net increase in net assets resulting from capital share transactions	151,923,867	212,183,837
Net increase (decrease) in net assets	(1,114,218,629)	303,425,025
NET ASSETS:

Beginning of period	$3,651,971,215	$3,348,546,190
End of period	$2,537,752,586	$3,651,971,215
Accumulated net investment loss	$(10,922,043)	$(571,903)

See Notes to Financial Statements.	13

Financial Highlights

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment loss(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain
Class A
1/31/2016(c)	$24.45	$(0.08)	$(6.45)	$(6.53)	$(1.85)
7/31/2015	24.37	(0.16)	4.54	4.38	(4.30)
7/31/2014	26.80	(0.23)	3.16	2.93	(5.36)
7/31/2013	21.24	(0.17)	7.44	7.27	(1.71)
7/31/2012	23.11	(0.20)	(0.41)	(0.61)	(1.26)
7/31/2011	16.51	(0.21)	6.81	6.60	–

Class B
1/31/2016(c)	18.97	(0.12)	(4.93)	(5.05)	(1.85)
7/31/2015	19.94	(0.26)	3.59	3.33	(4.30)
7/31/2014	22.92	(0.34)	2.72	2.38	(5.36)
7/31/2013	18.52	(0.26)	6.37	6.11	(1.71)
7/31/2012	20.46	(0.29)	(0.39)	(0.68)	(1.26)
7/31/2011	14.72	(0.30)	6.04	5.74	–

Class C
1/31/2016(c)	19.17	(0.12)	(4.99)	(5.11)	(1.85)
7/31/2015	20.10	(0.26)	3.63	3.37	(4.30)
7/31/2014	23.06	(0.34)	2.74	2.40	(5.36)
7/31/2013	18.63	(0.27)	6.41	6.14	(1.71)
7/31/2012	20.58	(0.29)	(0.40)	(0.69)	(1.26)
7/31/2011	14.80	(0.31)	6.09	5.78	–

Class F
1/31/2016(c)	25.16	(0.06)	(6.66)	(6.72)	(1.85)
7/31/2015	24.92	(0.12)	4.66	4.54	(4.30)
7/31/2014	27.23	(0.17)	3.22	3.05	(5.36)
7/31/2013	21.50	(0.11)	7.55	7.44	(1.71)
7/31/2012	23.33	(0.15)	(0.42)	(0.57)	(1.26)
7/31/2011	16.62	(0.16)	6.87	6.71	–

Class I
1/31/2016(c)	27.51	(0.06)	(7.31)	(7.37)	(1.85)
7/31/2015	26.85	(0.10)	5.06	4.96	(4.30)
7/31/2014	28.95	(0.15)	3.41	3.26	(5.36)
7/31/2013	22.73	(0.10)	8.03	7.93	(1.71)
7/31/2012	24.55	(0.14)	(0.42)	(0.56)	(1.26)
7/31/2011	17.48	(0.15)	7.22	7.07	–

14	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net investment loss (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$16.07	(27.95	)(d)	0.51	(d)	(0.38	)(d)	$827,378	115.73	(d)
24.45	20.25		1.00		(0.66)		1,218,062	185.77
24.37	10.49		1.08		(0.87)		1,205,395	242.06
26.80	37.40		1.11		(0.75)		1,188,182	201.80
21.24	(2.03)		1.12		(0.96)		983,120	195.11
23.11	39.98		1.09		(0.99)		979,130	136.95

12.07	(28.23	)(d)	0.89	(d)	(0.76	)(d)	3,749	115.73	(d)
18.97	19.36		1.73		(1.39)		8,036	185.77
19.94	9.81		1.73		(1.53)		9,914	242.06
22.92	36.44		1.76		(1.39)		13,286	201.80
18.52	(2.61)		1.76		(1.59)		14,273	195.11
20.46	39.09		1.74		(1.64)		21,161	136.95

12.21	(28.25	)(d)	0.89	(d)	(0.76	)(d)	66,100	115.73	(d)
19.17	19.40		1.73		(1.39)		111,443	185.77
20.10	9.79		1.73		(1.53)		112,399	242.06
23.06	36.44		1.76		(1.39)		115,966	201.80
18.63	(2.60)		1.77		(1.60)		107,011	195.11
20.58	38.99		1.74		(1.64)		134,684	136.95

16.59	(27.92	)(d)	0.44	(d)	(0.30	)(d)	142,713	115.73	(d)
25.16	20.47		0.83		(0.47)		258,617	185.77
24.92	10.80		0.83		(0.63)		158,298	242.06
27.23	37.69		0.86		(0.50)		160,601	201.80
21.50	(1.74)		0.87		(0.71)		141,616	195.11
23.33	40.31		0.84		(0.74)		190,426	136.95

18.29	(27.89	)(d)	0.39	(d)	(0.25	)(d)	1,115,923	115.73	(d)
27.51	20.57		0.73		(0.39)		1,703,530	185.77
26.85	10.93		0.74		(0.53)		1,463,636	242.06
28.95	37.83		0.76		(0.41)		1,225,883	201.80
22.73	(1.69)		0.77		(0.61)		830,601	195.11
24.55	40.45		0.75		(0.65)		601,226	136.95

See Notes to Financial Statements.	15

Financial Highlights (concluded)

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment loss(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain
Class P
1/31/2016(c)	$23.78	$(0.07)	$(6.28)	$(6.35)	$(1.85)
7/31/2015	23.81	(0.16)	4.43	4.27	(4.30)
7/31/2014	26.27	(0.20)	3.10	2.90	(5.36)
7/31/2013	20.85	(0.16)	7.29	7.13	(1.71)
7/31/2012	22.71	(0.19)	(0.41)	(0.60)	(1.26)
7/31/2011	16.25	(0.22)	6.68	6.46	–

Class R2
1/31/2016(c)	23.70	(0.11)	(6.25)	(6.36)	(1.85)
7/31/2015	23.81	(0.23)	4.42	4.19	(4.30)
7/31/2014	26.35	(0.29)	3.11	2.82	(5.36)
7/31/2013	20.96	(0.22)	7.32	7.10	(1.71)
7/31/2012	22.89	(0.25)	(0.42)	(0.67)	(1.26)
7/31/2011	16.39	(0.27)	6.77	6.50	–

Class R3
1/31/2016(c)	23.99	(0.10)	(6.33)	(6.43)	(1.85)
7/31/2015	24.03	(0.21)	4.47	4.26	(4.30)
7/31/2014	26.53	(0.27)	3.13	2.86	(5.36)
7/31/2013	21.07	(0.20)	7.37	7.17	(1.71)
7/31/2012	22.97	(0.23)	(0.41)	(0.64)	(1.26)
7/31/2011	16.44	(0.25)	6.78	6.53	–

Class R4
1/31/2016(c)	24.45	(0.07)	(6.46)	(6.53)	(1.85)
6/30/2015 to 7/31/2015(e)	24.40	(0.02)	0.07	0.05	–

Class R5
1/31/2016(c)	27.50	(0.06)	(7.30)	(7.36)	(1.85)
6/30/2015 to 7/31/2015(e)	27.44	(0.01)	0.07	0.06	–

Class R6
1/31/2016(c)	27.51	(0.04)	(7.31)	(7.35)	(1.85)
6/30/2015 to 7/31/2015(e)	27.44	(0.01)	0.08	0.07	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on June 30, 2015.
(f)	Annualized.

16	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net investment loss (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.58	(27.98	)(d)	0.51	(d)	(0.38	)(d)	$24,136	115.73	(d)
23.78	20.26		0.99		(0.68)		36,331	185.77
23.81	10.64		0.98		(0.78)		90,665	242.06
26.27	37.37		1.09		(0.74)		110,917	201.80
20.85	(2.02)		1.12		(0.95)		85,649	195.11
22.71	39.75		1.19		(1.09)		121,589	136.95

15.49	(28.13	)(d)	0.69	(d)	(0.55	)(d)	9,839	115.73	(d)
23.70	19.88		1.33		(0.99)		13,747	185.77
23.81	10.22		1.33		(1.13)		14,855	242.06
26.35	37.00		1.36		(1.00)		14,740	201.80
20.96	(2.23)		1.37		(1.21)		12,522	195.11
22.89	39.60		1.35		(1.24)		11,187	136.95

15.71	(28.07	)(d)	0.64	(d)	(0.51	)(d)	196,936	115.73	(d)
23.99	19.95		1.23		(0.89)		302,163	185.77
24.03	10.40		1.23		(1.02)		293,384	242.06
26.53	37.09		1.26		(0.90)		285,000	201.80
21.07	(2.13)		1.27		(1.12)		224,641	195.11
22.97	39.72		1.25		(1.15)		159,496	136.95

16.07	(27.95	)(d)	0.51	(d)	(0.41	)(d)	170	115.73	(d)
24.45	0.20	(d)	0.92	(f)	(0.82	)(f)	22	185.77

18.29	(27.87	)(d)	0.38	(d)	(0.28	)(d)	82	115.73	(d)
27.50	0.22	(d)	0.71	(f)	(0.59	)(f)	10	185.77

18.31	(27.82	)(d)	0.30	(d)	(0.19	)(d)	150,727	115.73	(d)
27.51	0.26	(d)	0.59	(f)	(0.47	)(f)	10	185.77

See Notes to Financial Statements.	17

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter. The Fund has eleven classes of shares: Class A, B, C, F, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund is not available for purchase by new investors other than certain new investors described in the Fund’s prospectus. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Notes to Financial Statements (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended July 31, 2012 through July 31, 2015. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Notes to Financial Statements (unaudited)(continued)

(g)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of January 31, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $100 million	.75%
Over $100 million	.50%

For the six months ended January 31, 2016, the effective management fee was at an annualized rate of .51% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

Notes to Financial Statements (unaudited)(continued)

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with certain “Fund of Funds” managed by Lord Abbett, pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement, if applicable, are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliates on the Fund’s Statement of Assets and Liabilities.

As of January 31, 2016, the percentages of the Fund’s outstanding shares owned by Lord Abbett Alpha Strategy Fund and Lord Abbett Diversified Equity Strategy Fund were 7.58% and 0.45%, respectively.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A		Class B	Class C	Class F	Class P	Class R2	Class R3	Class R4
Service	.25%	(1)	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	–		.75%	.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	Annual Service fee on shares sold prior to June 1, 1990 is .15% of the average daily net assets attributable to Class A shares.

Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended January 31, 2016:

Distributor	Dealers’
Commissions	Concessions
$7,369	$41,733

Distributor received CDSCs of $1,451 and $782 for Class A and Class C shares, respectively, for the six months ended January 31, 2016.

A Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment;

Notes to Financial Statements (unaudited)(continued)

temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended January 31, 2016 and fiscal year ended July 31, 2015 was as follows:

	Six Months Ended
	1/31/2016	Year Ended
	(unaudited)	7/31/2015
Distributions paid from:
Ordinary income	$26,398,528	$42,121,218
Net long-term capital gains	232,592,434	501,910,774
Total distributions paid	$258,990,962	$544,031,992

As of January 31, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,606,230,332
Gross unrealized gain	130,349,859
Gross unrealized loss	(158,779,981)
Net unrealized security loss	$(28,430,122)

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2016 were as follows:

Purchases	Sales
$3,470,283,721	$3,540,426,946

There were no purchases or sales of U.S. Government securities for the six months ended January 31, 2016.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Notes to Financial Statements (unaudited)(continued)

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$110,125,347	$–	$110,125,347
Total	$110,125,347	$–	$110,125,347

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$110,125,347	$–	$–	$(110,125,347)	$–
Total	$110,125,347	$–	$–	$(110,125,347)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of January 31, 2016.

7.	DIRECTORS’ REMUNERATION

The Fund’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

Effective August 31, 2015, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of: liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. The Facility will continue through August 29, 2016.

Prior to August 31, 2015, the Fund and certain other funds managed by Lord Abbett participated in a $500 million unsecured revolving credit facility with SSB (the “SSB Facility”).

During the six months ended January 31, 2016, the Fund did not utilize the Facility or the SSB Facility.

Notes to Financial Statements (unaudited)(continued)

10.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the period ended January 31, 2016:

Net
Realized
				Balance	Affiliated	(Loss)
	Balance of			of Shares	Issuer	8/1/2015
	Shares Held	Gross	Gross	Held at	Value at	to
Affiliated Issuer	at 7/31/2015	Additions	Sales	1/31/2016	1/31/2016	1/31/2016	(a)
Match Group, Inc.(b)	–	2,130,220	(28,962)	2,101,258	$26,370,788	$(38,573)

(a)	Represents realized gains (losses) only when the issuer was an affiliate of the Fund.
(b)	Not an affiliated issuer as of July 31, 2015.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. Because the Fund may invest a portion of its assets in foreign securities and American Depositary Receipts, it may experience increased market, liquidity, currency, political, information and other risks.

These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

		Six Months Ended
		January 31, 2016		Year Ended
		(unaudited)		July 31, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	4,195,005	$83,396,479	7,514,281	$177,495,130
Converted from Class B*	93,547	2,004,250	71,793	1,703,628
Reinvestment of distributions	4,259,398	81,950,813	8,335,886	180,471,923
Shares reacquired	(6,860,022)	(134,606,937)	(15,570,297)	(366,649,096)
Increase (decrease)	1,687,928	$32,744,605	351,663	$(6,978,415)

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		January 31, 2016		Year Ended
		(unaudited)		July 31, 2015
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	6,764	$106,792	10,749	$192,708
Reinvestment of distributions	39,560	572,427	110,911	1,872,179
Shares reacquired	(37,767)	(440,527)	(103,945)	(1,934,553)
Converted to Class A*	(121,497)	(2,004,250)	(91,366)	(1,703,628)
Decrease	(112,940)	$(1,765,558)	(73,651)	$(1,573,294)

Class C Shares
Shares sold	195,648	$2,806,572	383,265	$6,846,192
Reinvestment of distributions	550,063	8,052,791	1,060,343	18,089,454
Shares reacquired	(1,145,605)	(16,964,784)	(1,221,014)	(22,835,063)
Increase (decrease)	(399,894)	$(6,105,421)	222,594	$2,100,583

Class F Shares
Shares sold	537,050	$10,622,728	5,582,198	$129,800,152
Reinvestment of distributions	826,560	16,415,497	1,221,649	27,181,678
Shares reacquired	(3,039,184)	(57,987,869)	(2,876,369)	(69,305,627)
Increase (decrease)	(1,675,574)	$(30,949,644)	3,927,478	$87,676,203

Class I Shares
Shares sold	8,042,000	$175,606,288	11,650,068	$308,495,052
Reinvestment of distributions	4,917,092	107,635,144	8,892,816	216,184,364
Shares reacquired	(13,873,516)	(305,188,524)	(13,131,488)	(348,013,428)
Increase (decrease)	(914,424)	$(21,947,092)	7,411,396	$176,665,988

Class P Shares
Shares sold	87,911	$1,706,841	230,776	$5,389,206
Reinvestment of distributions	142,578	2,660,495	732,357	15,423,439
Shares reacquired	(209,198)	(4,108,506)	(3,243,117)	(70,111,377)
Increase (decrease)	21,291	$258,830	(2,279,984)	$(49,298,732)

Class R2 Shares
Shares sold	151,583	$3,029,120	177,856	$4,055,270
Reinvestment of distributions	47,817	887,974	86,407	1,817,129
Shares reacquired	(144,420)	(2,856,465)	(307,988)	(7,090,493)
Increase (decrease)	54,980	$1,060,629	(43,725)	$(1,218,094)

Class R3 Shares
Shares sold	1,158,301	$23,171,569	2,240,190	$52,666,547
Reinvestment of distributions	1,180,979	22,226,129	2,331,829	49,621,327
Shares reacquired	(2,399,502)	(46,229,707)	(4,183,529)	(97,520,201)
Increase (decrease)	(60,222)	$(832,009)	388,490	$4,767,673

Class R4 Shares(a)
Shares sold	9,727	$185,672	907	$21,925
Reinvestment of distributions	217	4,167	–	–
Shares reacquired	(247)	(4,161)	–	–
Increase	9,697	$185,678	907	$21,925

Notes to Financial Statements (unaudited)(concluded)

		Six Months Ended
		January 31, 2016		Year Ended
		(unaudited)		July 31, 2015
Class R5 Shares(a)	Shares	Amount	Shares	Amount
Shares sold	4,095	$77,949	364	$10,000
Reinvestment of distributions	31	675	–	–
Increase	4,126	$78,624	364	$10,000

Class R6 Shares(a)
Shares sold	8,492,364	$183,906,596	364	$10,000
Reinvestment of distributions	162,148	3,551,030	–	–
Shares reacquired	(421,909)	(8,262,401)	–	–
Increase	8,232,603	$179,195,225	364	$10,000

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.
(a)	Shares commenced on June 30, 2015.

Supplemental Proxy Information (unaudited)

A special meeting of shareholders of the Fund was held on December 8, 2015. The special meeting was held for shareholders of the Fund to vote on the following matters:

1.	To amend the Fund’s fundamental restrictions related to borrowing and lending to enable the Fund to participate in an interfund lending program; and

2.	To ratify the selection of Deloitte & Touche LLP as independent registered public accounting firm for the Fund’s current fiscal year.

The results of the proxy solicitation on the preceding matter were as follows:

1.	To approve the amendment to the fundamental investment restrictions of the Fund as described in the proxy statement:

(a)	Amend the fundamental investment restriction with respect to Borrowing

Votes For	Votes Against	Abstain	Broker Non-Votes
50,951,726	4,551,689	2,211,591	14,078,005

1.	To approve the amendment to the fundamental investment restrictions of the Fund as described in the proxy statement:

(b)	Amend the fundamental investment restriction with respect to Lending

Votes For	Votes Against	Abstain	Broker Non-Votes
50,092,165	5,407,441	2,215,400	14,078,005

2.	To ratify the selection of Deloitte & Touche LLP as the Fund’s independent registered public accounting firm for the Fund’s current fiscal year

Votes For	Votes Against	Abstain	Broker Non-Votes
68,706,216	1,316,938	1,769,857	–

Approval of Advisory Contract

The Board of Directors of the Fund, including all of the Directors who are not interested persons of the Fund or of Lord Abbett (the “Independent Board Members”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management team conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Board Members also discussed the materials described above with their independent legal counsel in a private session at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Morningstar Associates, LLC (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of a group of funds in the same Morningstar investment category (the “performance peer group”) and the investment performance of one or more appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds in the same Morningstar category, with the same share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the management agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group as of various periods ended August 31, 2015. The Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year period and above the median of the performance peer group for the three-year, five-year, and ten-year periods.

Approval of Advisory Contract (continued)

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund and the expense levels of the expense peer group. It also considered the projected expense levels and how those levels would relate to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the overall expense level of the Fund was well below the median of the expense peer group.

Profitability. The Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing management fee schedule, with its breakpoint or breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that

Approval of Advisory Contract (concluded)

distribute shares of the Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Developing Growth Fund, Inc.	LADG-3 (03/16)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

lORD aBBETT DEVELOPING GROWTH FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: March 28, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: March 28, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 28, 2016